Property, Plant and Equipment	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
4	PROPERTY, PLANT AND EQUIPMENT

	Computer equipment	Motor Vehicle	Furniture and Fittings	Machinery and Equipment	Total
	USD’000	USD’000	USD’000	USD’000	USD’000
Cost

As of 1 April 2024	95	106	37	62	300
Additions	10	—	21	41	72
Transfer	—	22	—	—	22
Exchange differences	(4)	(4)	(2)	(3)	(13)
As of 31 March 2025	101	124	56	100	381
Additions	—	—	78	16	94
Exchange differences	—	(2)	(1)	(2)	(5)
As of 31 March 2026	101	122	133	114	470

Accumulated depreciation

As of 1 April 2024	(70)	(84)	(20)	(28)	(202)
Depreciation charged	(12)	(16)	(9)	(10)	(47)
Transfer	—	(7)	—	—	(7)
Exchange differences	3	5	5	(2)	11
As of 31 March 2025	(79)	(102)	(24)	(40)	(245)
Depreciation charged	(10)	(10)	(20)	(12)	(52)
Exchange differences	8	4	(4)	5	6
As of 31 March 2026	(81)	(108)	(48)	(47)	(284)

Carrying amount

As of 31 March 2025	22	22	32	60	136
As of 31 March 2026	20	14	85	67	186